Inventories - Summary of Inventories (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Inventories	¥ 167,751	¥ 143,848
Write down in inventories	(8,609)	(656)	¥ (8,337)
Cost [member]
Disclosure of inventories [Line Items]
Crude oil and other raw materials	56,756	40,334
Work in progress	14,448	15,393
Finished goods	104,722	88,811
Spare parts and consumables	109	91
Inventories	176,035	144,629
Write down in inventories	¥ (8,284)	¥ (781)